                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management (Cayman) Limited
Address: PO Box 309 GT
         Ugland House
         South Church Street
         George Town, Grand Cayman, Cayman Islands

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Philip Price
Title: Chief Operating Officer
Phone: +377 97977933

Signature, Place, and Date of Signing:

/s/ Philip Price             Monaco          02/07/2007
----------------          -------------      ----------
  [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        ----------
Form 13F Information Table Entry Total:     10
                                        ----------
Form 13F Information Table Value Total:  1,117,490
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------          -------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                      VOTING AUTHORITY
                  TITLE OF            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER     CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------    -------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADVO INC             COM   007585102   39325   1206300 SH          SOLE              1206300   0     0
BOSTON
  SCIENTIFIC CORP    COM   101137107  327607  19069100 SH          SOLE             19069100   0     0
CHARTER
  COMMUNICATIONS
  INC D             CL A   16117M107   15300   5000000 SH          SOLE              5000000   0     0
ENSCO INTL INC       COM   26874Q100   73924   1476700 SH          SOLE              1476700   0     0
KBR INC              COM   48242W106    3270    125000 SH          SOLE               125000   0     0
CHENIERE ENERGY      COM
  INC                NEW   16411R208  151469   5246605 SH          SOLE              5246605   0     0
NABORS
  INDUSTRIES LTD     SHS   G6359F103   78908   2649700 SH          SOLE              2649700   0     0
NTL INC DEL          COM   62941W101  309478  12261400 SH          SOLE             12261400   0     0
STONE ENERGY
  CORP               COM   861642106   23157    655068 SH          SOLE               655068   0     0
TYCO INTL LTD
  NEW                COM   902124106   95052   3126700 SH          SOLE              3126700   0     0